UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

3547 Meeks Farm Road   Suite A2,  Johns Island, SC   29455

(Address of principal executive offices)

(Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code:

(843) 557-1300

Date of fiscal year end:

October 31

Date of reporting period: April 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended, (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.

REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

SATUIT MICRO CAP FUND

April 30, 2009

Satuit Capital Micro Cap Fund

Portfolio Illustration (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Satuit Capital Micro Cap Fund
	Schedule of Investments
	April 30, 2009 (Unaudited)

Shares/Principal		Value

COMMON STOCKS - 97.55%

Calculating & Accounting Machines - 1.44%
111,700	Verifone Holdings, Inc. *	$ 838,867

Chemicals & Allied Products - 2.32%
20,500	Balchem Corp.	510,245
225,000	Solutia, Inc. *	846,000
		1,356,245
Computer Communications Equipment - 1.56%
118,000	Acme Packet, Inc. *	909,780

Computer Storage Devices - 1.58%
96,200	Stec, Inc. *	923,520

Computer Terminals - 1.77%
98,500	Palm, Inc. *	1,033,265

Construction - Special Trade Contractors - 1.16%
70,800	Matrix Service Co. *	678,264

Crude Petroleum & Natural Gas - 2.04%
68,000	Georesources, Inc. *	482,800
65,000	GMX Resources, Inc. *	711,100
		1,193,900
Deep Sea Foreign Transportation - 2.08%
35,000	Hornbeck Offshore Services, Inc. *	813,050
50,600	TBS International Ltd. Class A *	401,258
		1,214,308
Electric Housewares & Fans - 0.96%
35,000	Helen of Troy Ltd. *	558,250

Electronic Computers - 1.48%
166,100	Super Micro Computer, Inc. *	867,042

Finance Services - 1.29%
40,225	Life Partners Holdings, Inc.	753,012

Fire, Marine & Casualty Insurance - 7.36%
38,000	American Physicians Service Group, Inc. *	763,420
45,600	Amerisafe, Inc. *	700,416
82,600	Amtrust Financial Services	754,138
55,000	Employers Holdings, Inc.	458,700
198,200	Maiden Holdings, Ltd. *	893,882
26,700	Tower Group, Inc.	725,973
		4,296,529
Footwear - 1.28%
25,500	Steven Madden, Ltd. *	750,210

Heavy Construction Other Than Building -0.87%
27,000	Sterling Construction Company, Inc. *	506,790

Insurance Agents, Brokers, & Services - 1.21%
92,500	Cninsure, Inc. ADR *	704,850

Investment Advice - 0.92%
73,000	Epoch Holding Corp.	538,010

Life Insurance - 0.97%
18,500	FPIC Insurance Group, Inc. *	564,990

Miscellaneous Electrical Machinery - 1.47%
195,200	Motor Car Parts of America *	856,928

Miscellaneous Primary Metal Products - 1.10%
40,000	Dynamic Materials Co. *	641,600

Miscellaneous Transportation Equipment - 1.10%
84,000	Force Protection, Inc. *	640,080

Motor & Generators - 1.14%
83,680	Harbin Electric, Inc. *	667,766

Oil & Gas Field Exploration - 1.24%
225,120	TGC Industries *	722,635

Oil & Gas Machinery & Equipment - 1.42%
480,400	Boots & Coots International Well Control, Inc. *	826,288

Oil & Gas Field Services, NEC - 1.66%
150,000	Global Industries Ltd. *	970,500

Ordnance & Accessories - 1.04%
127,000	Taser International, Inc. *	609,600

Pharmaceutical Preparations - 1.30%
73,500	Noven Pharmaceuticals, Inc. *	758,520

Railroads, Line-Haul Operating - 1.65%
83,855	Providence & Worcester Railroad Co.	964,333

Refuse Systems - 0.92%
100,000	Waste Services, Inc. *	540,000

Retail-Apparel & Accessory Store - 0.90%
43,000	Hot Topic, Inc. *	526,320

Retail-Drug Stores and Propietary - 1.36%
49,000	Petmed Express, Inc. *	796,740

Retail-Eating Places - 0.98%
23,200	Red Robin Gormet Burgers, Inc. *	569,560

Retail-Radio, TV, & Consumer Electronics Store - 0.92%
32,500	HH Greg, Inc. *	539,500

Secondary Smelting & Refining of Nonferrous Metals - 1.20%
305,000	Metalico, Inc. *	701,500

Semiconductors & Related Devices - 9.97%
251,200	GSI Technology, Inc. *	776,208
347,900	Intellon Corp. *	942,809
17,000	Netlogic Microsystems, Inc. *	554,030
22,000	NVE Corp. *	836,880
30,300	Standard Microsystems Corp. *	480,558
21,000	Supertex, Inc. *	540,120
94,600	Techwell, Inc. *	697,202
173,100	Ultra Clean Holdings *	315,042
59,000	Volterra Semiconductor Corp. *	677,910
		5,820,759
Services-Automotive Repair - 1.18%
27,700	Monro Muffler Brake, Inc.	691,669

Services-Business Services - 2.08%
74,957	Telvent Git S A	1,213,554

Services-Computer Integrated Systems Design - 2.62%
279,900	Datalink Corp. *	937,665
24,400	NCI, Inc. Class A *	594,384
		1,532,049
Services-Computer Programming - 1.04%
38,400	PDF Solutions, Inc. *	69,216
86,700	S1 Corporation *	537,540
		606,756
Services-Educational Services - 1.11%
39,000	Lincoln Educational Services *	647,010

Services-Engineering Services - 1.01%
146,400	Hill International, Inc. *	591,456

Services-Engineering, Accounting, Research, & Management - 1.11%
31,000	Arbitron, Inc. *	645,420

Services-Home Health Care Services - 0.56%
360,800	PHC, Inc. Class A *	324,720

Services-Hospitals - 1.37%
48,000	Rehabcare Group, Inc. *	801,600

Services-Management Consulting - 1.16%
227,200	Information Services Group, Inc. *	674,784

Services-Management Services - 2.05%
176,500	China Security & Surveillance Technology, Inc. *	1,196,670

Services-Medical Laboratories - 2.29%
30,800	Bio-Reference Laboratories, Inc. *	790,636
18,700	Genoptix, Inc. *	543,796
		1,334,432
Services-Miscellaneous Health & Allied Services - 1.34%
55,000	American Service Group, Inc. *	782,650

Services-Prepackaged Software - 3.44%
100,000	Paragon Shipping, Inc. Class A	324,000
132,500	Smith Micro Software, Inc. *	1,139,500
60,000	Take Two Interactive Software, Inc. *	544,800
		2,008,300
Services-Skilled Nursing Care - 1.31%
49,500	Ensign Group, Inc.	767,250

Special Industry Machinery - 1.94%
238,000	Semitool, Inc. *	1,130,500

State Commercial Banks - 2.71%
8,600	Bank of Marin Bancorp	220,246
29,128	Bryan Mawr Bank Corp.	571,783
80,000	Columbia Banking System, Inc.	792,000
		1,584,029
Surgical & Medical Instruments - 1.33%
55,000	Cantel Medical Corp. *	777,150

Trucking - 1.87%
82,700	Celadon Group, Inc. *	565,668
40,500	Saia, Inc. *	528,930
		1,094,598
Wholesale-Drugs, Proprietaries - 1.53%
160,000	Allion Health Care, Inc. *	891,200

Wholesale-Groceries & Related Products - 1.21%
75,000	Domino's Pizza, Inc. *	708,000

Wholesale-Industrial Machinery - 1.40%
61,600	DXP Enterprises, Inc. *	818,048

Wholesale-Metals Service Centers& Offices - 1.23%
22,000	L.B. Foster Co. Class A *	720,500

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 0.99%
9,550	American Science & Engineering , Inc.	575,483

TOTAL FOR COMMON STOCKS (Cost $54,787,575) - 97.55%		56,958,289

SHORT TERM INVESTMENTS - 0.98%
574,423	US Bank Repurchase Agreement, 0.01%, dated 4/29/2009, due 4/30/2009
	repurchase price $574,423, collateralized by U.S. Treasury Bonds	574,423
	with a market value of $818,547, yield of 4.50%, and maturity date of 9/01/2018
TOTAL SHORT TERM INVESTMENTS (Cost $574,423) - 0.98%		574,423

TOTAL INVESTMENTS (Cost $55,361,998) - 98.53%		57,532,712

OTHER ASSETS LESS LIABILITIES - 1.47%		858,339

NET ASSETS - 100.00%		$ 58,391,051

* Non-income producing securities during the period.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

Satuit Capital Micro Cap Fund
Statement of Assets and Liabilities
April 30, 2009 (Unaudited)

Assets:
Investments, at Value (Cost $55,361,998)	$ 57,532,712
Cash	$ 116,544
Receivables:
Due from Advisor	30,371
Securities Sold	995,038
Dividends and Interest	44,354
Prepaid Expenses	54,864
Total Assets	58,773,883
Liabilities:
Securities Purchased	185,773
Accrued Management Fees	72,309
Distribution Fees (12b-1)	16,637
Other Accrued Expenses	108,113
Total Liabilities	382,832
Net Assets	$ 58,391,051

Net Assets Consist of:
Paid In Capital	90,892,246
Accumulated Undistributed Net Investment Loss	(335,936)
Accumulated Undistributed Realized (Loss) on Investments	(34,335,973)
Unrealized Appreciation in Value of Investments	2,170,714
Net Assets, for 3,384,601 Shares Outstanding (Unlimited number
of shares authorized without par value)	$ 58,391,051

Net Asset Value Per Share and Offering Price ($58,391,051/3,384,601)	$ 17.25

Minimum Redemption Price Per Share*	$ 16.91

*The Fund will impose a 2.00% redemption fee on shares redeemed within 360 days of purchase.

The accompanying notes are an integral part of these financial statements.

Satuit Capital Micro Cap Fund
Statement of Operations
For the six months ended April 30, 2009 (Unaudited)

Investment Income:
Dividends	$ 182,269
Interest	23,060
Interest from Securities Loaned - Net (Note 9)	1,977
Total Investment Income	207,306

Expenses:
Advisory Fees (Note 2)	348,232
Distribution Fees	69,647
Transfer Agent Fees	32,728
Printing and Mailing Fees	5,951
Legal Fees	345
Miscellaneous Fees	17,852
Registration Fees	14,876
Fund Accounting Fees	15,620
Custody Fees	17,852
Audit Fees	7,439
Compliance Fees	17,852
Insurance Fees	11,901
Directors Fees	8,927
Super Market Fees	55,717
Total Expenses	624,939
Fees Waived and Reimbursed by the Advisor (Note 2)	(81,698)
Net Expenses	543,241

Net Investment Loss	(335,935)

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(15,798,832)
Net Change in Unrealized Appreciation on Investments	13,376,416
Net Realized and Unrealized Loss on Investments	(2,422,416)

Net Decrease in Net Assets Resulting from Operations	$ (2,758,351)

The accompanying notes are an integral part of these financial statements.

Satuit Capital Micro Cap Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	4/30/2009	10/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (335,935)	$ (855,839)
Net Realized Gain (Loss) on Investments	(15,798,832)	(18,535,360)
Unrealized Appreciation (Depreciation) on Investments	13,376,416	(39,858,492)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,758,351)	(59,249,691)

Distributions to Shareholders - Class A:
Realized Gains	-	(6,340,995)
Return of Capital	-	(124,483)
Net Change in Net Assets from Distributions	-	(6,465,478)

Distributions to Shareholders - Class C:
Realized Gains	-	(129,798)
Return of Capital	-	(2,548)
Net Change in Net Assets from Distributions	-	(132,346)

Capital Share Transactions - Class A:
Proceeds from Sale of Shares	6,183,670	54,840,198	*
Shares Issued on Reinvestment of Dividends	-	6,308,016
Redemption Fees	(22,316)	(7,799)
Cost of Shares Redeemed	(17,230,461)	(81,821,919)
Net Increase (Decrease) in Net Assets from Shareholder Activity	(11,069,107)	(20,681,504)

Capital Share Transactions - Class C:
Proceeds from Sale of Shares	-	145,261
Shares Issued on Reinvestment of Dividends	-	131,634
Cost of Shares Redeemed	-	(2,671,013)	*
Net Increase (Decrease) in Net Assets from Shareholder Activity	-	(2,394,118)

Net Assets:
Net Increase (Decrease) in Net Assets	(13,827,458)	(88,923,137)
Beginning of Period	72,218,509	161,141,646
End of Period (Including Accumulated Undistributed Net Investment
Income (Loss) of $(335,936) and $0, Respectively)	$ 58,391,051	$ 72,218,509

Share Transactions - Class A:
Shares Sold	399,835	2,393,427	*
Shares Issued on Reinvestment of Dividends	-	236,314
Shares Redeemed	(1,173,795)	(3,702,829)
Net Increase (Decrease) in Shares	(773,960)	(1,073,088)
Outstanding at Beginning of Period	4,158,561	5,231,649
Outstanding at End of Period	3,384,601	4,158,561

Share Transactions - Class C:
Shares Sold	-	6,356
Shares Issued on Reinvestment of Dividends	-	5,028
Shares Redeemed	-	(120,114)	*
Net Increase (Decrease) in Shares	-	(108,730)
Outstanding at Beginning of Period	-	108,730
Outstanding at End of Period	-	-

*Includes 100,634 shares of Class C (valued at $22.12 per share) which were converted to 98,236 shares of Class A (valued at $22.66 per share).
See Note 1.

The accompanying notes are an integral part of these financial statements.

Satuit Capital Micro Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the period.
	Class A Shares
	(Unaudited)
	Six Months		Class A Shares
	Ended		For the Years Ended
	4/30/2009		10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004

Net Asset Value, at Beginning of Period	$ 17.37		$ 30.18	$ 25.59	$ 23.41	$ 20.63	$ 18.69

Income From Investment Operations:
Net Investment Income (Loss) *	(0.09)		(0.16)	(0.26)	(0.12)	(0.28)	(0.34)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.03)		(11.42)	4.85	4.44	3.90	2.57
Total from Investment Operations	(0.12)		(11.58)	4.59	4.32	3.62	2.23

Distributions from:
Return of Capital	-		(0.02)	-	-	-	-
Net Realized Gain	-		(1.21)	-	(2.14)	(0.84)	(0.29)
Total from Distributions	-		(1.23)	-	(2.14)	(0.84)	(0.29)

Net Asset Value, at End of Period	$ 17.25		$ 17.37	$ 30.18	$ 25.59	$ 23.41	$ 20.63

Redemption Fees **	-		-	-	-	-	-

Total Return ***	(0.69)%		(39.79)%	17.94%	19.39%	17.81%	10.69%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 58,391		$ 72,219	$ 157,917	$ 120,182	$ 19,664	$ 16,588
Before Reimbursement
Ratio of Expenses to Average Net Assets	2.23%	†	2.11%	2.06%	2.30%	2.85%	3.10%
Ratio of Net Investment Income to Average Net Assets	(1.49)%	†	(0.84)%	(1.09)%	(1.31)%	(2.21)%	(2.93)%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.94%	†	1.95%	1.95%	1.95%	1.95%	2.54%
Ratio of Net Investment Income to Average Net Assets	(1.20)%	†	(0.68)%	(0.98)%	(0.95)%	(1.31)%	(2.36)%
Portfolio Turnover	63.48%		183.23%	141.91%	154.38%	183.57%	147.71%

*   Net Investment Income/Loss per share amounts were calculated using the average share method.

** Amount calculated is less than $0.005.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends and is not annualized for periods of less than one year.

† Annualized

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2009 (UNAUDITED)

Note 1. Significant Accounting Policies

The Satuit Capital Micro Cap Fund (the “Fund”) is a series of Satuit Capital Management Trust (“SCMT”), which is registered under The Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund was established December 12, 2000 as a series of SCMT.  The Fund currently offers one class of shares (Class A).  For the period of inception through July 25, 2008, the Fund had two share classes: A and C. On July 25, 2008, the Fund redeemed 100,634 outstanding shares of Class C (valued at $22.12 per share) for 98,236 shares of Class A (valued at $22.66 per share) pursuant to an action approved by the Board of Trustees. Subsequent to July 25, 2008, the Fund only offered Class A shares. The objective of the Fund is to seek to achieve long-term capital appreciation.

Prior to July 2008, Class A shares of the Fund had a front-end sales charge of 2.00%.  The Board has determined that it is in the best interest of the Micro Cap Fund and its shareholders to remove the front-end sales charge currently assessed on the Class A shares of the Fund, making this class a No-Load Class, effective July 25, 2008.  In, addition, the 2.00% deferred sales charge previously applicable to Class A shares has been removed.  The Fund will charge a 2.00% redemption fee on all shares redeemed less than 360 days from the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuations: The Fund’s securities are valued at current market prices.  Investments traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price.  In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees (the “Board”).  Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost.  Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation.  Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund.  Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value.  Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate.  Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate.  If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Trustees believes reflects fair value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 30, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the

SATUIT CAPITAL MICRO CAP FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2009 (UNAUDITED)

measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates,

               prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of April 30, 2009:

	Investment In Securities	Other Financial Instruments *
Level 1 - Quoted prices	$57,532,712	$0
Level 2 - Other significant observable inputs	0	0
Level 3 – Significant unobservable inputs	0	0
	$57,532,712	$0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

On July 13, 2006, The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or

SATUIT CAPITAL MICRO CAP FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2009 (UNAUDITED)

expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.

The Fund adopted Fin 48 effective October 31, 2007.

Management has concluded that as of the adoption date, there were no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

As of and during the period ended April 30, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities before 2005.

Security Transactions and Income: Security transactions are accounted for on the trade date.  The cost of securities sold is determined on a specific identification basis.  Dividends are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

Accounting Estimates.  In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Repurchase Agreements: The Fund has agreed to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed-upon time and price (“repurchase agreement”).  The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers which the advisor considers credit worthy pursuant to criteria approved by the Board.  The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest.  The Advisor marks to market daily the value of the collateral, and, if necessary, requires the sellers maintain additional securities, to ensure that the value is not less than the repurchase price.  Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with disposition of the underlying securities.

Security Loans:  The Fund receives compensation in the form of fees, or it retains a portion of interest on the investment of any cash received as collateral.  The Fund also continues to receive interest or dividends on the securities loaned.  The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest.  Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

SATUIT CAPITAL MICRO CAP FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2009 (UNAUDITED)

Class Net Asset Values and Expenses: Prior to July 25, 2008, all income and expenses not attributable to a particular class and realized and unrealized gains are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Funds based on each Funds’ relatives not asset value or another appropriate basis (as determined by the Board).

Note 2. Investment Advisory and Distribution Agreements and Other Transactions with Affiliates

Pursuant to an Investment Advisory Agreement, the Advisor, Satuit Capital Management, LLC (“the Adviser”) provides investment services for an annual fee of 1.25% of the average daily net assets of the Fund.  Per an expense limitation agreement, the Advisor has agreed to waive its fees and reimburse fund expenses in order to limit the operating expenses for Class A shares to 1.95% of average Class A net assets through October 31, 2008.  Additionally, for the period November 1, 2007 through July 25, 2008, the Advisor had agreed to waive its fees and reimburse fund expenses in order to limit the operating expenses for class C to 2.70% of the Funds’ C class average daily net assets for that period.  For the six months ended April 30, 2009, the Advisor earned fees of $348,232, of which $81,698 were waived.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or the Advisor may pay the distributor for certain activities and expenses which are primarily intended to result in the sale of the Fund’s shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or the Advisor.  The Fund or the Advisor may incur such distribution expenses at the rate of 0.25% per annum on the Fund’s A Class average daily net assets.  For the six months ended April 30, 2009, there was $69,647 of 12b-1 fees incurred by Class A shares.

The Advisor will be entitled to reimbursement of fees waived or reimbursed by the Advisor to the Fund, subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and (2) the reimbursement may not be made if it would cause the Fund’s annual expense limitation to be exceeded.  The total amount of reimbursement recoverable by the Advisor is the sum of all fees waived or reimbursed by the Advisor to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund.    The total amount of recoverable reimbursements as of October 31, 2008 was $567,454, and expire as follows:

2006	205,903	Expires 2011
2007	162,223	Expires 2012
2008	199,328	Expires 2013
	$567,454

SATUIT CAPITAL MICRO CAP FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2009 (UNAUDITED)

Note 3. Investments

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended April 30, 2009 aggregated $35,872,969 and $47,078,060, respectively.

Note 4. Distributions to Shareholders and Tax Components of Capital

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with regulations which may differ from accounting principles generally accepted in the United States of America.  These distribution differences primarily result from different treatments of wash sales.

The tax character of distributions paid during the six months ended April 30, 2009 and the year ended October 31, 2008 was as follows:

CLASS -A

Distributions paid from:	April 30, 2009	October 31, 2008
Ordinary Income	$0	$0
Return of Capital	0	124,483
Short-Term Capital Gain	0	3,230,828
Long-Term Capital Gain	0	3,110,167
	$0	$6,465,478

As of April 30, 2009 the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary income (loss)	$(335,936)
Undistributed capital gain (loss)	(34,335,973)
Unrealized appreciation	2,170,714
Net Total	$(32,501,195)

For federal income tax purposes the cost of securities owned at April 30, 2009 was $55,361,998.  At April 30, 2009, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
$2,735,932	$(19,822,259)	$(17,086,327)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) resulted from the deferral of wash sale losses.

Note 5. New Accounting Pronouncements

In March 2008, the FASB issued the Statement of Financial Accounting Statements No. 161, “Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

SATUIT CAPITAL MICRO CAP FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2009 (UNAUDITED)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Note 6. Change in Service Provider

The Board approved the hiring of Mutual Shareholder Services as the new transfer agent and fund accountant and Satuit Capital Management as the administrator which received $32,728, $15,620, and $0 at April 30, 2009, respectively.

Note 7. Control Ownership

The beneficial ownership, either directly or indirectly, or more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2 (a) 9 of the Act.  As of April 30, 2009, Prudential Investment Management held approximately 36.46% of the voting securities of the Satuit Capital Micro Cap Fund.

Note 8. Capital Loss Carryforwards

At October 31, 2008, the Satuit Capital Micro Cap Fund had available for federal income tax purposes an unused capital loss carryforward of $18,463,388 which expires in 2016.  To the extent that these carryfowards are used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.

Note 9. Securities Lending

The Fund participates in a securities lending program through its custodian. The Fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 33 1/3% of its total assets. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt at all times of no less than 102% of the value of the securities on loan, "marked-to-market" daily. The borrower pays to the lender-Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the Fund to exercise voting rights on any matters materially affecting the investment. The Fund may also call such loans in order to sell the securities. At April 30, 2009, the Fund had no securities lent out.

Satuit Capital Micro Cap Fund
Expense Illustration
April 30, 2009 (Unaudited)

Expense Example

As a shareholder of the Satuit Capital Micro Cap Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs

(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2008 through April 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	November 1, 2008	April 30, 2009	November 1,2008 to April 30,2009

Actual	$1,000.00	$993.09	$9.59
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,015.17	$9.69

* Expenses are equal to the Fund's annualized expense ratio of 1.94%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

DIRECTORS AND OFFICERS

APRIL 30, 2009 (UNAUDITED)

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships by Trustee and Number of Funds in the Complex Overseen
Interested Trustee:
Robert J. Sullivan *2807 Gaston Gate Mt. Pleasant, S.C. 29466(1961)	Chairman of the Board, President and Treasurer since December, 2000.	2

Chairman, President and Treasurer of Satuit Capital Management Trust, an open-end investment management company, since December, 2000; Managing Director and Investment Officer of Satuit Capital Management, LLC, a registered investment adviser, from June, 2000 to Present.

				N/A
Non-Interested Trustees:
Samuel Boyd, Jr. 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 (1940)	Trustee since October, 2002	2

Retired.  Mr. Boyd was Manager of the Customer Services Operations and Accounting Division of the Potomac Electric Power Company from August,1978 until April, 2005;  a Trustee of The World Insurance Trust, a registered investment company, since May,  2002; a Director of The World Funds, Inc.,  a registered investment company, since May, 1997; and a Trustee of Janus Advisors Series Trust,  a registered investment  company from 2003 to 2005.

				The World Funds, Inc. – 9 Funds; The World Insurance Trust – 1 Fund.
William E. Poist 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 (1939)	Trustee since November, 2003	2

Mr. Poist is a financial and tax consultant through his firm Management Consulting for  Professionals  since 1974;  a Director of The World Funds, Inc., a registered investment company, since                                          May, 1997; and a Trustee of The World Insurance Trust, a registered investment company, since May, 2002.  Mr. Poist is a certified public accountant.

				The World Funds, Inc. – 9 Funds; The World Insurance Trust – 1 Fund;
Paul M. Dickinson 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 (1947)	Trustee since November, 2003	2

Mr. Dickinson is President of Alfred J. Dickinson, Inc. Realtors since April, 1971; a Director of The World Funds, Inc., a registered investment company, since May, 1997; and a Trustee of The World Insurance Trust, a registered investment company, since May, 2002.

				The World Funds, Inc. – 9 Funds; The World Insurance Trust – 1 Fund;

SATUIT CAPITAL MICRO CAP FUND

ADDITIONAL INFORMATION

APRIL 30, 2009 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (866) 972-8848 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-866-972-8848.

Investment Adviser:
Satuit Capital Management, LLC

3547 Meeks Farm Road   Suite A2

Johns Island, SC 29455

Independent Registered Public Accounting Firm:
Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, Ohio 44145

Transfer Agent:
For more information, wire purchase or redemptions, call or write to Satuit Micro Cap Fund’s Transfer Agent:

Mutual Shareholder Services, LLC

Satuit Capital Management Trust

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(866) 972-8848 Toll Free

More Information:
For 24 hours, 7 days a week price information, investment plans, and other shareholder services, call Satuit Capital Management at (866) 972-8848, Toll Free.

This report is provided for the general information of the shareholders of the Satuit Micro Cap Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

 ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

        EXHIBIT NO.      DESCRIPTION OF EXHIBIT

        -----------      ----------------------

        11 (b) (1)       Certification of Principal Executive Officer

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (b) (2)       Certification of Principal Financial Officer

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (c)           Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:

Satuit Capital Management Trust

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan

Chief Executive Officer

(principal executive officer)

Date:  July 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan

Chief Executive Officer

(principal executive officer)

Date:  July 9, 2009

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan, Chief Financial Officer

(principal financial officer)

Date:  July 9, 2009

*

Print the name and title of each signing officer under his or her signature.